Offerings - Offering: 1	Mar. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	46.875
Maximum Aggregate Offering Price	$ 70,312,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,765
Offering Note

(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of common stock of the Registrant as may become issuable to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions.

(2) Represents shares of common stock, par value $0.01 per share, of ABM Industries Incorporated issuable pursuant to the ABM Industries Incorporated 2025 Employee Stock Purchase Plan being registered pursuant to this Registration Statement.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the common stock of the Registrant on the New York Stock Exchange on March 21, 2025.